Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments [Abstract]
Fair Value Of Foreign Exchange Contracts

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
(in millions)	Balance Sheet Classification	2011	2010	Balance Sheet Classification	2011	2010
Foreign exchange contracts designated as hedging instruments	Other current assets	$57	$16	Other accrued liabilities	$4	$26

Foreign exchange contracts not designated as hedging instruments	Other current assets	88	44	Other accrued liabilities	62	77

Total derivatives		$145	$60		$66	$103

Hedging Activities Effect On Condensed Consolidated Statements Of Earnings And Other Comprehensive Earnings

(in millions)	For the Year Ended December 31, 2011
	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$(17)		$—		$(17)
Cost of sales	34				34
Marketing, administration and research costs					—

Operating income	17		—		17

Interest expense, net	(37)		56		19

Earnings before income taxes	(20)		56		36
Provision for income taxes	2		(13)		(11)

Net earnings attributable to PMI	$(18)		$43		$25

Other Comprehensive Earnings:
Losses transferred to earnings	$20			$(2)	$18
Recognized losses	(4)			(1)	(5)

Net impact on equity	$16			$(3)	$13

Cumulative translation adjustment		$2			$2

(in millions)	For the Year Ended December 31, 2010
	Cash Flow Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$24		$—		$24
Cost of sales	(14)				(14)
Marketing, administration and research costs	3		(3)		—

Operating income	13		(3)		10
Interest expense, net	(49)		10		(39)

Earnings before income taxes	(36)		7		(29)
Provision for income taxes	3		(1)		2

Net earnings attributable to PMI	$(33)		$6		$(27)

Other Comprehensive Earnings:
Losses transferred to earnings	$36			$(3)	$33
Recognized losses	(56)			6	(50)

Net impact on equity	(20)			$3	$(17)

Cumulative translation adjustment	$(2)	$24		$(10)	$12

(in millions)	For the Year Ended December 31, 2009
	Cash Flow Hedges	Fair Value Hedges	Net Investment Hedges	Other Derivatives	Income Taxes	Total
Gain (Loss)
Statement of Earnings:
Net revenues	$65	$—		$—		$65
Cost of sales	(11)					(11)
Marketing, administration and research costs	13			(1)		12

Operating income	67	—		(1)		66
Interest expense, net	(94)	37		(5)		(62)

Earnings before income taxes	(27)	37		(6)		4
Provision for income taxes	1	(3)		3		1

Net earnings attributable to PMI	$(26)	$34		$(3)		$5

Other Comprehensive Earnings:
Losses transferred to earnings	$27				$(1)	$26
Recognized gains	68				(7)	61

Net impact on equity	$95				$(8)	$87

Cumulative translation adjustment			$(57)		$14	$(43)

Pre-Tax Effect Of Foreign Exchange Contracts Designated As Cash Flow Hedging Instruments

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivatives
		2011	2010	2009	2011	2010	2009
Foreign exchange contracts					$(4)	$(56)	$68
	Net revenues	$(17)	$24	$65
	Cost of sales	34	(14)	(11)
	Marketing, administration and research costs	—	3	13

	Interest expense, net	(37)	(49)	(94)

Total		$(20)	$(36)	$(27)	$(4)	$(56)	$68

Pre-Tax Effect Of Foreign Exchange Contracts Designated As Fair Value Hedging Instruments

(pre-tax, in millions)	For the Year Ended December 31, 2009
Derivatives in Fair Value Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) on Derivatives	Amount of Gain/(Loss) Recognized in Earnings on Derivatives	Statement of Earnings Classification of Gain/(Loss) on Hedged Item	Amount of Gain/(Loss) Recognized in Earnings Attributable to the Risk Being Hedged
Foreign exchange contracts	Marketing, administration and research costs	$5	Marketing, administration and research costs	$(5)
	Interest expense, net	37	Interest expense, net

Total		$42		$(5)

Pre-Tax Effect Of Foreign Exchange Contracts Designated As Net Investment Hedging Instruments

(pre-tax, in millions)	For the Years Ended December 31,
Derivatives in Net Investment Hedging Relationship	Statement of Earnings Classification of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivatives
		2011	2010	2009	2011	2010	2009
Foreign exchange contracts					$2	$24	$(57)

	Interest expense, net	$—	$—	$—

Pre-Tax Effect Of Foreign Exchange Contracts Designated As Other Derivatives

(pre-tax, in millions)
Derivatives not Designated as Hedging Instruments	Statement of Earnings Classification of Gain/(Loss)	Amount of Gain/(Loss) Recognized in Earnings
		2011	2010	2009
Foreign exchange contracts	Marketing, administration and research costs	$—	$(3)	$(1)

	Interest expense, net	56	10	(5)

Total		$56	$7	$(6)

Hedging Activity Reported In Accumulated Other Comprehensive Earnings (Losses), Net Of Income Taxes

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Gain (loss) as of January 1	$2	$19	$(68)
Derivative losses (gains) transferred to earnings	18	33	26
Change in fair value	(5)	(50)	61

Gain (loss) as of December 31	$15	$2	$19